UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number: __________
This Amendment (Check only one):	[   ] is a restatement.
							[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		De Santis Capital Management, L.P.
Address:		One Bush Street
		Suite 1800
			San Francisco, CA 94104

13F file number:	028-05613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of  Reporting Manager:
Name:		David W. Peterson
Title:		Principal
Phone:		(415)576-3393

Signature, Place, and Date of signing:

	/s/ David W. Peterson	San Francisco, CA	May 9, 2000
	[Signature]	[City, State]	[Date]

Report Type (Check only one);

[xx]		13F HOLDING REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0

Form 13F Information Table Entry Total:			94

Form 13F Information Table Value Total:			$147,514

List of Other Included Managers:				NONE

FORM 13F INFORMATION TABLE
                                                                     VALUE            INVESTMENT    VOTING
AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x $1000)  SHARES    DISCRETION    SOLE
SHARED    NONE
24/7 Media Inc.                       COMMON STOCK     901314104        111     7,922 SOLE            7,922
ADC Telecom                           COMMON STOCK     000886101      1,803    21,500 SOLE           21,500
Actuate Corporation                   COMMON STOCK     00508B102      1,377    25,790 SOLE           25,790
Advanced Fibre Communications         COMMON STOCK     00754A105      1,174    25,900 SOLE           25,900
Agilent Technologies Inc.             COMMON STOCK     0846U101         281     3,811 SOLE            3,811
Allied Riser Communications           COMMON STOCK     19496108          14     1,000 SOLE            1,000
Altera Corp.                          COMMON STOCK     021441100      6,728    66,000 SOLE           66,000
Analog Devices, Inc.                  COMMON STOCK     032654105      1,900    25,000 SOLE           25,000
Ariba Inc.                            COMMON STOCK     04033V104      2,186    22,300 SOLE           22,300
Aspect Telecomunications Corp.        COMMON STOCK     04523Q102      2,477    63,000 SOLE           63,000
At Home                               COMMON STOCK     045919107      1,915    92,286 SOLE           92,286
Broadbase Software Inc.               COMMON STOCK     11130R100         29       952 SOLE              952
Broadcom                              COMMON STOCK     111320107          9        42 SOLE               42
Brocade Communication Systems Inc.    COMMON STOCK     111621108        557     3,034 SOLE            3,034
Business Objects                      COMMON STOCK     12328X107      6,944    78,800 SOLE           78,800
Celestica Inc.                        COMMON STOCK     15101Q108         55     1,118 SOLE            1,118
Ciena Corporation                     COMMON STOCK     171779101      5,815    34,883 SOLE           34,883
Cirrus Logic Inc.                     COMMON STOCK     172755100      2,294   143,400 SOLE          143,400
Cisco Systems Inc.                    COMMON STOCK     17275R102      3,956    62,244 SOLE           62,244
Concord Communications Inc.           COMMON STOCK     206186108        199     5,000 SOLE            5,000
Copper Mountain Networks Inc.         COMMON STOCK     217510106      1,358    15,414 SOLE           15,414
Cypress Semiconductor Corp.           COMMON STOCK     232806109      1,627    38,500 SOLE           38,500
Digital Island Inc.                   COMMON STOCK     25385N101      1,751    36,000 SOLE           36,000
Digital Microwave Corp.               COMMON STOCK     253859102      1,487    39,000 SOLE           39,000
Digital Think Inc.                    COMMON STOCK     25388M100      1,747    48,700 SOLE           48,700
DoubleClick Inc.                      COMMON STOCK     258609304         30       780 SOLE              780
E Piphany Inc.                        COMMON STOCK     26881V100      1,608    15,000 SOLE           15,000
Efficient Networks Inc.               COMMON STOCK     282056100      1,103    15,000 SOLE           15,000
Elantec Semiconductor Inc.            COMMON STOCK     284155108      7,380   106,000 SOLE          106,000
Epix Medical                          COMMON STOCK     26881Q101        129     8,671 SOLE            8,671
FVC. COM, Inc.                        COMMON STOCK     30266P100        975   125,855 SOLE          125,855
Foundry Networks Inc.                 COMMON STOCK     35063R100        396     3,598 SOLE            3,598
Hear Me Inc.                          COMMON STOCK     421903105          2       519 SOLE              519
Hewlett-Packard Company               COMMON STOCK     428236103      1,249    10,000 SOLE           10,000
Informatica Corp.                     COMMON STOCK     45666Q102        138     1,682 SOLE            1,682
Inktomi Corp.                         COMMON STOCK     457277101      2,956    25,000 SOLE           25,000
InterNAP Network Services Corp.       COMMON STOCK     45885A102      2,163    52,100 SOLE           52,100
Interwoven Inc.                       COMMON STOCK     46114T102         52       474 SOLE              474
Intraware Inc.                        COMMON STOCK     46118M103          8       485 SOLE              485
Kana Communications Inc.              COMMON STOCK     483600102      1,856    30,000 SOLE           30,000
LSI Logic Corp.                       COMMON STOCK     502161102      3,626    67,000 SOLE           67,000
Lam Research Corp.                    COMMON STOCK     512807108        188     5,000 SOLE            5,000
Lattice Semiconductor Corp.           COMMON STOCK     518415104        518     7,500 SOLE            7,500
Lucent Technology                     COMMON STOCK     549463107        276     4,702 SOLE            4,702
MIPS Technologies, Inc. CL-B          COMMON STOCK     604567107        427    11,083 SOLE           11,083
MMC Networks Inc.                     COMMON STOCK     55308N102      2,138    40,000 SOLE           40,000
Madge NV                              COMMON STOCK     N5424G106        114    24,958 SOLE           24,958
Media Metrix Inc.                     COMMON STOCK     58440X103          2        78 SOLE               78
Mercury Interactive                   COMMON STOCK     589405109      7,934    82,000 SOLE           82,000
My Points.com Inc.                    COMMON STOCK     62855T102         11       597 SOLE              597
NBC Internet                          COMMON STOCK     62873D105          4       297 SOLE              297
Net IQ Corp.                          COMMON STOCK     64115P102      2,729    45,767 SOLE           45,767
Netopia Inc.                          COMMON STOCK     64114K104         43     1,059 SOLE            1,059
Next Level Communications Inc.        COMMON STOCK     65333U104         43       500 SOLE              500
Northpoint Communications             COMMON STOCK     666610100         69     6,145 SOLE            6,145
Novellus Systems Inc.                 COMMON STOCK     670008101        283     5,000 SOLE            5,000
Numerical Technologies Inc.           COMMON STOCK     67053T101        486    10,000 SOLE           10,000
Onyx Software Corp.                   COMMON STOCK     683402101         25       845 SOLE              845
P-Com Inc.                            COMMON STOCK     693262107         85    15,000 SOLE           15,000
PMC-Sierra Inc.                       COMMON STOCK     69344F106     13,282    74,752 SOLE           74,752
Pet Smart Inc.                        COMMON STOCK     716768106        135    40,000 SOLE           40,000
PictureTel Corp.                      COMMON STOCK     720035302        125    47,783 SOLE           47,783
Pivotal Corp.                         COMMON STOCK     72581R106          7       304 SOLE              304
Pliant Systems, Inc.                  COMMON STOCK     729138107         31     5,014 SOLE            5,014
Polycom Inc.                          COMMON STOCK     73172K104        406     4,311 SOLE            4,311
Portal Software Inc.                  COMMON STOCK     736126103      2,767    43,315 SOLE           43,315
Quantum Corp.  DLT Storage Systems GroCOMMON STOCK     747906204        619    63,920 SOLE           63,920
Quantum Corp. Hard Disk Drive Group   COMMON STOCK     747906303        354    31,960 SOLE           31,960
Rational Software Corp.               COMMON STOCK     75409P202        929    10,000 SOLE           10,000
RealNetworks Inc.                     COMMON STOCK     75605L104      1,011    20,000 SOLE           20,000
Redback Networks Inc.                 COMMON STOCK     757209101      2,404    13,506 SOLE           13,506
Remedy Corp.                          COMMON STOCK     759548100      1,628    29,200 SOLE           29,200
Siebel Systems, Inc.                  COMMON STOCK     826170102     24,796   151,600 SOLE          151,600
Sierra Wireless                       COMMON STOCK                       52    15,483 SOLE           15,483
Silicon Graphics Inc.                 COMMON STOCK     827056102        300    80,000 SOLE           80,000
Sun Microsystems Inc.                 COMMON STOCK     866810104      1,728    19,000 SOLE           19,000
Texas Instruments                     COMMON STOCK     882508104        101     1,466 SOLE            1,466
Tricord Systems Inc.                  COMMON STOCK     896121100      2,980   165,000 SOLE          165,000
Tut Systems                           COMMON STOCK     901103101      1,213    21,143 SOLE           21,143
Valero Energy Corp.                   COMMON STOCK     91913Y100         16       500 SOLE              500
Viant Corp.                           COMMON STOCK     92553N107         73     2,450 SOLE            2,450
Vignette Corp.                        COMMON STOCK     926734104        936    18,000 SOLE           18,000
Virata Corp.                          COMMON STOCK     927646109         41       696 SOLE              696
Vitria Technology Inc.                COMMON STOCK     92849Q104        306     5,000 SOLE            5,000
WebVan Group Inc.                     COMMON STOCK     94845V103         36     5,000 SOLE            5,000
Weblink Wireless Inc.                 COMMON STOCK     94769A101         28     2,124 SOLE            2,124
Xilinx Inc.                           COMMON STOCK     983919101      4,368    52,900 SOLE           52,900
Zany Brainy Inc.                      COMMON STOCK     98906Q101          1       497 SOLE              497
152: